Acquisitions and divestitures	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions and divestitures
Acquisitions and divestitures
On July 16, 2015, we completed the acquisition of a 61.3% equity interest in myhotelshop GmbH (“myhotelshop”), a marketing manager, for total purchase consideration of €0.6 million consisting of cash and the settlement of pre-existing debt at the closing of the acquisition.
On August 5, 2015, we completed the acquisition of a 52.3% equity interest in base7booking.com Sarl (“base7”), a cloud-based property management service provider, for total purchase consideration of €2.1 million in cash.
We recognized goodwill of €2.6 million in the year ended December 31, 2015 from the acquisitions, which is primarily attributable to assembled workforce and operating synergies. The goodwill has been allocated to our three operating segments and was not deductible for tax purposes.
The fair value of the noncontrolling interest in myhotelshop and base7 was estimated to be €2.2 million at the time of acquisition. In addition, the purchase agreement of myhotelshop and base7 each contain certain put/call rights whereby we may acquire, and the minority shareholders may sell to us, the minority shares of the company at fair value. As the noncontrolling interest was redeemable at the option of the minority holders, we classified the balance as redeemable noncontrolling interest with future changes in the fair value above the initial basis recorded as charges or credits to retained earnings (or additional paid-in capital in absence of retained earnings).
The acquired companies were consolidated into our financial statements on the acquisition date. We recognized €1.4 million in revenue and €0.5 million in operating losses for the year ended December 31, 2015 for base7 and myhotelshop. Acquisition-related costs of €0.8 million were recognized in the statement of operations as general and administrative expenses for the years ended December 31, 2015.
Combined Pro forma Information
Supplemental information on an unaudited combined pro forma basis, as if the acquisitions had been consummated on January 1, 2015, is presented as follows:

Year ended December 31,
(in thousands)	2015
Revenue	€494,387
Net loss	€(39,359)

On December 22, 2016, we exercised our call option in order to purchase the remaining 47.7% noncontrolling interest in base7 for a cash consideration of approximately €0.9 million. As such, we became the sole owner of base7. Given we had a controlling interest in base7 prior to the exercise of the call option, the change in ownership was treated as a step-acquisition and accounted for as an equity transaction. As such, we eliminated the redeemable noncontrolling interest of base7 and changes in redeemable noncontrolling interest due to attributed earnings and foreign exchange gains/losses as of December 22, 2016 and any difference between carrying value and acquisition value was adjusted to Reserves in shareholders’ equity as of that date. See Note 12 - Redeemable noncontrolling interests.
In August 2017, we acquired all material assets of tripl GmbH through a business combination for a total purchase consideration of €0.7 million. The acquisition is intended to enhance trivago's product with personalization technology that uses big data and a customer-centric approach.
During December 2017, myhotelshop GmbH issued 8,074 new common shares for a total of €0.1 million to a minority shareholder, who was and continues to be an unrelated party to trivago. The capital infusion diluted our share in myhotelshop from 61.3% to 49.0%. In addition to the capital infusion, we no longer have any put/call rights to purchase the minority interest in myhotelshop. Following the increase in capital, we lost controlling financial interest in myhotelshop. We deconsolidated myhotelshop’s assets and liabilities, including the historical redeemable noncontrolling interest of myhotelshop, as of that date from the consolidated financial statements and present our remaining share in myhotelshop as an equity investment, initially at fair value, in other long-term assets in the consolidated balance sheet. The fair value of the retained investment was determined based on the intrinsic value of myhotelshop underlying the capital contribution in December 2017. We recognized a gain from deconsolidation of €2.0 million, including a gain on our retained noncontrolling investment of €0.4 million and a gain of €1.0 million from the recognition of receivables from a loan granted to myhotelshop in 2015.